Withdrawal Of Proposed Divestiture Of Enova	12 Months Ended
Dec. 31, 2012
Withdrawal Of Proposed Divestiture Of Enova [Abstract]
Proposed Divestiture Of Enova

24. Withdrawal of Proposed Initial Public Offering of Enova International, Inc.

On September 15, 2011, Enova, a wholly-owned subsidiary of the Company that comprises its e-commerce segment, filed a registration statement on Form S-1 (“Registration Statement”) with the Securities and Exchange Commission (the “SEC”) in connection with a proposed initial public offering (“IPO”) of its common stock. On July 25, 2012, Enova filed an Application for Withdrawal of Registration Statement with the SEC to withdraw its Registration Statement, together with all exhibits and amendments. The Registration Statement had not been declared effective by the SEC, and no securities have been sold in connection with the offering pursuant to the Registration Statement.

During the year ended December 31, 2012, expenses that were previously capitalized totaling $3.9 million were recognized in earnings due to the withdrawal of the Registration Statement and are included in “Operations and administration expenses” in the consolidated statements of income.